Deferred income (Tables)	12 Months Ended
Dec. 31, 2020
Accruals and deferred income [abstract]
Disclosure of information about deferred income [text block]

	As of December 31
in 000€	2020	2019	2018
Deferred maintenance & license	30,242	27,667	22,606
Deferred (project) fees	4,555	4,647	4,838
Deferred government grants	85	358	338
Total	34,882	32,672	27,782
current	29,555	27,641	23,195
non-current	5,327	5,031	4,587